Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Interest and similar income	R$ 242,258	R$ 222,385	R$ 189,165
Compulsory Deposits In The Central Bank Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income	12,505	12,569	10,228
Interbank Deposits [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income	4,436	4,122	3,145
Securities Purchased Under Agreements To Resell [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income	36,171	33,898	25,467
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Interest and similar income	36,937	27,463	20,546
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Interest and similar income	12,038	13,126	11,823
Loans Operations [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income	138,781	130,462	116,844
Other Financial Asset [Member]
IfrsStatementLineItems [Line Items]
Interest and similar income	R$ 1,390	R$ 745	R$ 1,112